SHARE-BASED COMPENSATION - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Warrants outstanding and exercisable
Exercise price (in dollars per share)		$ 12.64
Warrants
Warrants
Outstanding at the beginning of the period (in shares)	25,983	32,358
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)		(6,375)
Outstanding at the end of the period (in shares)	0	25,983	32,358
Weighted average share price
Outstanding at the beginning of the period (in dollars per share)	$ 12.64	$ 11.69
Expired (in dollars per share)		7.84
Outstanding at the end of the period (in dollars per share)		$ 12.64	$ 11.69
Weighted average remaining contractual life (years)
Outstanding at the end of the period		3 months 18 days	1 year 1 month 13 days
Warrants outstanding and exercisable
Outstanding Number of Shares		25,983
Exercisable Number of Shares		25,983
Warrants | Exercise price $12.64, remaining life 0.30 years
Warrants outstanding and exercisable
Exercise price (in dollars per share)		$ 12.64
Outstanding Number of Shares		25,983
Remaining Life		3 months 18 days
Exercisable Number of Shares		25,983